Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense and cash flows related to leases are summarized as follows:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$118	$118	$122
Variable lease cost	20	21	19
Finance lease cost	—	1	1
Total lease cost	$138	$140	$142

Cash paid for amounts included in the measurement of lease liabilities	$129	$134	$136
Right-of-use assets obtained in exchange for lease obligations	91	70	65

Schedule of Additional Balance Sheet Information Related to Leases
Additional balance sheet information related to leases is summarized as follows:

Dollars in millions	Balance sheet classification	December 31, 2025	December 31, 2024
Right-of-use assets	Accrued income and other assets	$444	$453
Operating lease liabilities	Accrued expense and other liabilities	484	506

Schedule of Finance Lease, Maturities of Lease Liabilities
Information pertaining to the lease term and weighted-average discount rate, and maturities of operating lease liabilities are summarized as follows:

Dollars in millions	December 31, 2025
2026	$127
2027	117
2028	95
2029	72
2030	49
Thereafter	78
Total lease payments	$538
Less imputed interest	54
Total operating lease liabilities	$484

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	5.37	5.42
Weighted-average discount rate	3.72%	3.40%

Schedule of Lessee, Operating Lease, Maturities of Lease Liabilities
Information pertaining to the lease term and weighted-average discount rate, and maturities of operating lease liabilities are summarized as follows:

Dollars in millions	December 31, 2025
2026	$127
2027	117
2028	95
2029	72
2030	49
Thereafter	78
Total lease payments	$538
Less imputed interest	54
Total operating lease liabilities	$484

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	5.37	5.42
Weighted-average discount rate	3.72%	3.40%

Schedule of Lease Income, Operating Lease	The components of equipment leasing income are summarized in the table below:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$54	$69	$78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	—	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$125	$174	$187

Schedule of Lease Income, Sales-type Lease	The components of equipment leasing income are summarized in the table below:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$54	$69	$78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	—	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$125	$174	$187

Schedule of Lease Income, Direct Financing Lease	The components of equipment leasing income are summarized in the table below:

Dollars in millions	December 31, 2025	December 31, 2024	December 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$54	$69	$78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	—	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$125	$174	$187

Schedule of Composition of Net Investment in Sales-Type and Direct Financing Leases	The composition of the net investment in sales-type and direct financing leases is as follows:

Dollars in millions	December 31, 2025	December 31, 2024
Lease receivables	$1,916	$2,345
Unearned income	(276)	(270)
Unguaranteed residual value	454	421
Deferred fees and costs	5	1
Net investment in sales-type and direct financing leases	$2,099	$2,497

Schedule of Minimum Future Lease Payments to be Received for Sales-Type and Direct Financing Leases
At December 31, 2025, minimum future lease payments to be received for leases are as follows:

Dollars in millions	Sales-type and direct financing lease payments	Operating lease payments
2026	$583	$27
2027	410	19
2028	256	10
2029	182	5
2030	141	4
Thereafter	344	14
Total lease payments	$1,916	$79

Schedule of Minimum Future Lease Payments to be Received for Operating Leases
At December 31, 2025, minimum future lease payments to be received for leases are as follows:

Dollars in millions	Sales-type and direct financing lease payments	Operating lease payments
2026	$583	$27
2027	410	19
2028	256	10
2029	182	5
2030	141	4
Thereafter	344	14
Total lease payments	$1,916	$79